Trade receivables - related parties	12 Months Ended
Feb. 28, 2021
Trade And Other Receivables [Abstract]
Trade receivables – related parties
8	Trade receivables – related parties

	As of February 28, 2021	As of February 29, 2020
	US$	US$
Gross trade receivables	—	3,277,086
Less: Impairment loss allowance of trade receivables	—	(44,276)
Net trade receivables	—	3,232,810

Outstanding trade balances with related parties in the previous financial year were namely Antanium Resources Pte Ltd (previously known as Rhodium Resources Pte. Ltd.) and its subsidiaries and AGPL LP Interest Ltd (previously known as TAPL LP Interest Ltd), which have the same payment terms of repayment as external customers. Credit terms are generally less than 90 days. The receivables have been fully repaid during the financial year.

The movement in the impairment loss allowance of trade receivables during the year is as follows:

	Non- credit impaired	Credit impaired
	US$	US$
As of February 28, 2019	—	—
Impairment loss recognised	44,276	—
As of February 29, 2020	44,276	—
Impairment loss reversed	(44,276)	—
As of February 28, 2021	—	—

The Group’s exposure to credit and currency risks, and impairment loss allowance for these trade receivables, are disclosed in Note 25.